Cumulative Preferred Stock (Summary of Cumulative Preferred Stock Authorized) (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jul. 16, 2025	Jan. 16, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Issued and Outstanding			58,000,000	58,000,000
Net Proceeds			$ 1,422	$ 1,422
Series A Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 0.5456		$ 1.2378
Preferred Stock, Redemption Price Per Share			$ 25.00
Issued and Outstanding			6,000,000	4,866,814
Net Proceeds			$ 147	$ 119
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share			$ 25.00
Issued and Outstanding			0	1,133,186
Net Proceeds			$ 0	$ 28
Preferred Stock Dividend Payment Rate Variable			Floating
Series C Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share			$ 1.6085
Preferred Stock, Redemption Price Per Share			$ 25.00
Issued and Outstanding			10,000,000	10,000,000
Net Proceeds			$ 245	$ 245
Series E Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share			$ 1.1250
Preferred Stock, Redemption Price Per Share			$ 25.00
Issued and Outstanding			5,000,000	5,000,000
Net Proceeds			$ 122	$ 122
Series F Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 1.0505	$ 1.4372
Preferred Stock, Redemption Price Per Share			$ 25.00
Issued and Outstanding			8,000,000	8,000,000
Net Proceeds			$ 195	$ 195
Series H Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share			$ 1.5810
Preferred Stock, Redemption Price Per Share			$ 25.00
Issued and Outstanding			12,000,000	12,000,000
Net Proceeds			$ 295	$ 295
Series J Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share			$ 1.0625
Preferred Stock, Redemption Price Per Share			$ 25.00
Issued and Outstanding			8,000,000	8,000,000
Net Proceeds			$ 196	$ 196
Series L Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share			$ 1.1500
Preferred Stock, Redemption Price Per Share			$ 26.00
Issued and Outstanding			9,000,000	9,000,000
Net Proceeds			$ 222	$ 222